Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
The Brown Capital Management International All Company Fund (Institutional Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.19%)	6.27%		3.83%
The Brown Capital Management International All Company Fund (Investor Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.48%)	6.02%		3.58%
The Brown Capital Management International Small Company Fund (Institutional Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%	11.00%	10.54%
The Brown Capital Management International Small Company Fund (Investor Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%	10.74%	10.27%
The Brown Capital Management Small Company Fund (Institutional Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.52%)	2.39%		5.99%
The Brown Capital Management Small Company Fund (Investor Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.70%)	2.21%		5.78%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%	12.31%	7.34%	5.91%
MSCI All Country World ex US Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.38%	12.34%	6.77%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	18.59%		12.50%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.86%)	10.77%		6.14%